Disclosure of detailed information about effective income tax expense (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense 1	$ 3,779
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense 2	7,565
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense 3	844
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense 4	2,027
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense 5	27
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense 6	(1,837)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense 7	(4,375)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense 8	(682)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense 9	586
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense 10	1,336
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense 11	(2,658)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense 12	0
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense 13	(1,797)
Income Taxes Disclosure Of Detailed Information About Effective Income Tax Expense 14	$ 8,409